Share-Based Compensation - Summary of Term-Based Option Activity (Detail) - Term Based Stock Options [Member] - HCM Share Based Compensation Plans [Member] - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Options Outstanding at Beginning of Period	10,994,181	9,769,770	7,607,158	7,588,078
Options, Granted	5,140,787	2,285,981	2,339,238	187,140
Options, Exercised	(1,127,360)	(595,464)
Options, Forfeited or expired	(166,747)	(468,606)	(176,626)	(168,060)
Options Outstanding at End of Period	14,840,861	10,994,181	9,769,770	7,607,158	7,588,078
Options Exercisable at End of Period	6,868,950	6,819,649
Weighted Average Exercise Price (per share)
Weighted Average Exercise Price at Beginning of Period	$ 16.52	$ 16.20	$ 16.02	$ 15.98
Weighted Average Exercise Price, Granted	22.84	17.46	16.80	17.56
Weighted Average Exercise Price, Exercised	(13.73)	(15.14)
Weighted Average Exercise Price, Forfeited or expired	(17.09)	(16.10)	(16.54)	(16.40)
Weighted Average Exercise Price at End of Period	18.66	16.52	$ 16.20	$ 16.02	$ 15.98
Weighted Average Exercise Price Exercisable at End of Period	$ 16.70	$ 16.14
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)	7 years 7 months 6 days	6 years 10 months 24 days	7 years 1 month 6 days	7 years 3 months 18 days	8 years 2 months 12 days
Weighted Average Remaining Contractual Term Exercisable (in years)	5 years 9 months 18 days	5 years 6 months
Aggregate intrinsic value
Aggregate Intrinsic Value, Options Outstanding	$ 346.8	$ 48.8	$ 9.9	$ 14.1	$ 13.3
Aggregate Intrinsic Value Exercisable at End of Period	$ 174.0	$ 32.9
Previously Reported [Member]
Shares
Options Outstanding at Beginning of Period	10,991,681
Options Outstanding at End of Period		10,991,681